Acquisitions Business Combination (Tables)	12 Months Ended
Dec. 31, 2015
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

December 29, 2015
(millions)
Cash and cash equivalents	$88
Fiduciary assets	625
Accounts receivable, net	95
Goodwill	573
Intangible assets	445
Other assets	55
Fiduciary liabilities	(625)
Deferred revenue and accrued expenses	(76)
Short and long-term debt	(80)
Net deferred tax liabilities	(89)
Other liabilities	(188)
Net assets acquired	823
Decrease in paid in capital for purchase of non controlling interest	50
Non controlling interest acquired	(40)
Preliminary purchase price allocation	833

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]

	Amortization basis	millions	Expected life (years)
Customer relationships	In line with underlying cashflows	$332	20
Software and other intangibles	Straight line basis	79	5
Trade name	Straight line basis	34	14
		$445

Business Acquisition, Pro Forma Information [Table Text Block]

	Years ended December 31,
	2015	2014
	(millions)
Revenues	$4,264	$4,308
Operating income	$459	$659
Income before income taxes and interest in earnings of associates	$362	$520
Net income attributable to Willis Towers Watson	$371	$339

Earnings per share - Basic	$5.46	$5.06
Earnings per share - Diluted	$5.38	$4.99
The following unaudited pro forma financial information is intended to reflect the impact of the Merger on Willis’ consolidated financial statements as if the Merger had taken place on January 1, 2014 and presents the results of operations of Willis based on the historical financial statements of Willis and Towers Watson after giving effect to the Merger and pro forma adjustments. Pro forma adjustments are included only to the extent they are (i) directly attributable to the Merger, (ii) factually supportable and (iii) with respect to the statement of income, expected to have a continuing impact on the combined results. The accompanying unaudited pro forma financial information is presented for illustrative purposes only and has not been adjusted to give effect to certain expected financial benefits of the Merger, such as revenue synergies, tax savings and cost synergies, or the anticipated costs to achieve these benefits, including the cost of integration activities. The unaudited pro forma results are not indicative of what would have occurred had the Merger taken place on the indicated date.

	Twelve Months Ended December 31,
	2015	2014
	(millions)
Total revenues	$7,486	$7,303
Net income attributable to Willis Towers Watson	$633	$434